Regulatory Assets and Liabilities (ROE of NSPI) (Details) - CAD CAD in Millions		12 Months Ended
	Jul. 19, 2016	Dec. 31, 2016	Dec. 31, 2015
Public Utilities, General Disclosures [Line Items]
Regulatory Liabilities		CAD 1,639.0	CAD 465.0
Regulatory Assets		1,322.0	699.0
Fuel Adjustment Mechanism Asset [Member]
Public Utilities, General Disclosures [Line Items]
Regulatory Assets		CAD 0.0	CAD 14.0
Nova Scotia Power Inc. [Member] | Fuel Adjustment Mechanism Asset [Member]
Public Utilities, General Disclosures [Line Items]
Regulated common equity component		40.00%
Approved average annual increase		(1.00%)
Public Utilities Prior Recovery of Prior Period Fuel Costs		CAD 12.0
Public Utilties Additional Contribution To Customers		0.2
Nova Scotia Power Inc. [Member] | Fuel Adjustment Mechanism [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities Prior Recovery of Prior Period Fuel Costs		3.0
Public Utilties Fuel Costs Savings Achieved During the Period		2.8
Public Utilities refunds payable to customers		CAD 36.0
Nova Scotia Power Inc. [Member] | Rate Stability Plan fuel costs for 2017 through 2019 [Member] | Fuel Adjustment Mechanism Asset [Member]
Public Utilities, General Disclosures [Line Items]
Approved average annual increase	1.10%
Nova Scotia Power Inc. [Member] | Minimum [Member] | Fuel Adjustment Mechanism Asset [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage		8.75%
Nova Scotia Power Inc. [Member] | Maximum [Member] | Fuel Adjustment Mechanism Asset [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage		9.25%